Goodwill (Impairment test for goodwill) (Carrying amounts of major goodwill allocated to individual CGUs) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	¥ 15,572,227	¥ 15,484,120	[1]	¥ 12,135,729
Shandong Power [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	2,643,990	2,739,818
Wuhan Power [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	518,484	518,484
Hainan Power [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	506,336	506,336
Heilongjiang Power [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	182,994	265,319
Yangliuqing Co-generation [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	151,459	151,459
Qinbei Power [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	109,913	109,913
Jilin Power [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	109,826	109,826
Yueyang Power Company [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	100,907	100,907
Beijing Co-generation [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	95,088	95,088
Tuas Power [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	¥ 10,828,216	¥ 10,561,956

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).